Leases - Operating Lease Assets and Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Operating lease assets	$ 173,426	$ 227,962
Operating lease liabilities, current portion	54,747	81,415
Operating lease liabilities, net of current portion	144,239	193,351
Charter-in contracts [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	164,268	219,574
Operating lease liabilities, current portion	54,490	81,276
Operating lease liabilities, net of current portion	135,338	185,092
Land lease agreements [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	8,077	7,878
Operating lease liabilities, current portion	(182)	(199)
Operating lease liabilities, net of current portion	8,259	8,077
Office lease agreements [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	1,081	510
Operating lease liabilities, current portion	439	338
Operating lease liabilities, net of current portion	642	182
Dry Bulk Vessel Operations [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	164,268	219,574
Operating lease liabilities, current portion	54,490	81,276
Operating lease liabilities, net of current portion	135,338	185,092
Dry Bulk Vessel Operations [Member] | Charter-in contracts [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	164,268	219,574
Operating lease liabilities, current portion	54,490	81,276
Operating lease liabilities, net of current portion	135,338	185,092
Logistics Business [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	9,158	8,388
Operating lease liabilities, current portion	257	139
Operating lease liabilities, net of current portion	8,901	8,259
Logistics Business [Member] | Land lease agreements [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	8,077	7,878
Operating lease liabilities, current portion	(182)	(199)
Operating lease liabilities, net of current portion	8,259	8,077
Logistics Business [Member] | Office lease agreements [Member]
Property, Plant and Equipment [Line Items]
Operating lease assets	1,081	510
Operating lease liabilities, current portion	439	338
Operating lease liabilities, net of current portion	$ 642	$ 182